Income Tax (Details) - Schedule of Theoretical Income Tax Expense to Actual Income Tax Expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Theoretical Income Tax Expense to Actual Income Tax Expense [Abstract]
Loss before taxes on income	$ (61,115)	$ (116,921)	$ (61,846)
Statutory tax rate in Israel	23.00%	23.00%	23.00%
Theoretical tax benefit	$ (14,056)	$ (26,892)	$ (14,225)
Effect of different tax rates applicable in foreign jurisdictions	333	(261)	(110)
Operating losses and other temporary differences for which valuation allowance was provided	10,434	11,467	6,571
Stock based compensation	1,550	4,361	4,343
Goodwill impairment	1,566	11,702
Change in earnout liability	(942)	(4,686)
Other nondeductible items	776	631	3,373
Actual tax benefit	$ (339)	$ (3,678)	$ (48)